Other long-term liabilities - Preferred Shares, Series C (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total Preferred shares series C	$ 12,072	$ 13,348
Preferred shares, Series C | Dividends Payable
Class of Stock [Line Items]
2023	1,245
2024	1,443
2025	1,459
2026	1,316
2027	1,262
Thereafter to 2031	4,654
Redemption amount	3,943
Estimated dividend and redemption payments	15,322
Less: amounts representing interest	(3,250)
Total Preferred shares series C	12,072
Less current portion	(1,245)
Preferred shares series C, noncurrent	$ 10,827